INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS - Reconciliation of Adjusted Operating income to Net Income (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Reconciliation between adjusted operating income and net income
Adjusted operating (loss) income	₽ 32,143	$ 432.6	₽ 49,348	₽ 50,904
Less: depreciation and amortization	(24,111)	(324.5)	(17,687)	(14,777)
Less: share-based compensation expense	(20,829)	(280.4)	(15,728)	(9,855)
Add: interest income	4,615	62.1	3,869	3,315
Less : interest expense	(3,711)	(50.0)	(2,373)	(74)
Income/(loss) from equity method investments	6,367	85.7	(2,175)	(3,886)
Add: other income/(loss), net	(1,217)	(16.3)	2,321	(1,194)
Add: effect of deconsolidation/consolidation of Yandex.Market			19,230
Less: compensation expense related to contingent consideration	(471)	(6.3)	19,230	(38)
Less: one-off restructuring cost	(9)	(0.1)	(262)	(912)
Less: goodwill impairment	0		0	(762)
Income/(loss) before income tax expense	₽ (7,223)	$ (97.2)	₽ 36,543	₽ 22,721